Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—99.2%
		Communication Services—7.2%
374,642		Comcast Corp., Class A	$22,733,276
36,962	[1]	Facebook, Inc.	14,022,644
113,595	[1]	T-Mobile USA, Inc.	15,564,787
74,562	[1]	Walt Disney Co.	13,518,091
		TOTAL	65,838,798
		Consumer Discretionary—5.7%
295,366	[1]	General Motors Co.	14,475,888
111,375	[1]	Las Vegas Sands Corp.	4,968,439
405,100		Levi Strauss & Co.	10,617,671
19,309		McDonald’s Corp.	4,585,115
80,999	[1]	Royal Caribbean Cruises Ltd.	6,701,047
43,003		Target Corp.	10,620,881
		TOTAL	51,969,041
		Consumer Staples—6.2%
48,237		Constellation Brands, Inc., Class A	10,184,760
453,582		Kraft Heinz Co./The	16,324,416
40,832		Procter & Gamble Co.	5,814,068
194,981		The Coca-Cola Co.	10,979,380
91,155		WalMart, Inc.	13,500,056
		TOTAL	56,802,680
		Energy—7.4%
194,659		Chevron Corp.	18,837,151
240,637		ConocoPhillips	13,362,573
253,091		Exxon Mobil Corp.	13,798,521
99,790		Phillips 66	7,094,071
502,102		Schlumberger Ltd.	14,078,940
		TOTAL	67,171,256
		Financials—21.7%
437,609		Bank of America Corp.	18,270,176
174,977		Capital One Financial Corp.	29,040,933
510,025		Citizens Financial Group, Inc.	22,333,995
61,463		Everest Re Group Ltd.	16,281,549
447,625		Fifth Third Bancorp	17,394,707
55,374		Goldman Sachs Group, Inc.	22,897,703
67,479		JPMorgan Chase & Co.	10,793,266
144,571		LPL Investment Holdings, Inc.	21,374,822
56,072		Signature Bank	14,541,152
543,655		Wells Fargo & Co.	24,845,033
		TOTAL	197,773,336
		Health Care—16.3%
311,296		AstraZeneca PLC, ADR	18,142,331
447,162	[1]	Avantor, Inc.	17,636,069
96,637	[1]	Horizon Therapeutics PLC	10,445,493
35,235	[1]	IQVIA Holdings, Inc.	9,151,587
138,486		Johnson & Johnson	23,976,081
125,990		Medtronic PLC	16,817,145
212,854		Merck & Co., Inc.	16,238,632

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
65,975		UnitedHealth Group, Inc.	$27,463,413
54,357		Zimmer Biomet Holdings, Inc.	8,178,011
		TOTAL	148,048,762
		Industrials—12.0%
131,108		Eaton Corp. PLC	22,073,343
241,124		General Electric Co.	25,416,881
99,510		Honeywell International, Inc.	23,077,364
195,301	[1]	Ingersoll-Rand, Inc.	10,354,859
105,425		Jacobs Engineering Group, Inc.	14,228,158
20,212		Union Pacific Corp.	4,382,770
210,133	[1]	United Airlines Holdings, Inc.	9,773,286
		TOTAL	109,306,661
		Information Technology—11.9%
72,214		Analog Devices, Inc.	11,767,271
41,072		Broadcom, Inc.	20,421,409
118,037		Fidelity National Information Services, Inc.	15,081,588
72,015		Intel Corp.	3,893,131
89,151		Microchip Technology, Inc.	14,028,801
82,258		Micron Technology, Inc.	6,062,415
70,248		Microsoft Corp.	21,206,466
57,852	[1]	Salesforce.com, Inc.	15,346,400
		TOTAL	107,807,481
		Materials—3.6%
245,027	[1]	Cleveland-Cliffs, Inc.	5,750,784
64,629		Crown Holdings, Inc.	7,095,618
47,207		DuPont de Nemours, Inc.	3,494,262
165,164		Freeport-McMoRan, Inc.	6,010,318
31,626		Linde PLC	9,949,223
		TOTAL	32,300,205
		Real Estate—3.4%
7,735		Equinix, Inc.	6,524,086
263,967		Invitation Homes, Inc.	10,870,161
142,230		National Retail Properties, Inc.	6,771,570
446,441		RLJ Lodging Trust	6,442,144
		TOTAL	30,607,961
		Utilities—3.8%
176,442		Dominion Energy, Inc.	13,734,245
74,974		NextEra Energy, Inc.	6,297,066
107,573		Sempra Energy	14,238,363
		TOTAL	34,269,674
		TOTAL COMMON STOCKS (IDENTIFIED COST $696,791,690)	901,895,855
		INVESTMENT COMPANY—0.4%
3,421,941		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[2] (IDENTIFIED COST $3,422,967)	3,422,967
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $700,214,657)	905,318,822
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	3,945,735
		TOTAL NET ASSETS—100%	$909,264,557

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2020	$8,088,883
Purchases at Cost	$153,253,004
Proceeds from Sales	$(157,917,485)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(1,435)
Value as of 8/31/2021	$3,422,967
Shares Held as of 8/31/2021	3,421,941
Dividend Income	$1,805

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At August 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt